Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Number of shares, beginning balance (in shares)	71,500,004	71,500,004	71,500,004
Changes in shares (in shares)	0	0	0
Number of shares, ending balance (in shares)	71,500,004	71,500,004	71,500,004
Dividends paid	$ 0	$ 0	$ 0
Dividends declared	$ 0	$ 0	$ 0